Income taxes - Income tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (loss) before income taxes:
Domestic	$ (32,205)
Foreign	909
Loss before income taxes	$ (31,296)	$ (57,775)
Statutory tax rate	27.00%	27.00%
Tax recovery	$ (8,450)	$ (15,599)
Non-deductible expenses and permanent differences:		1,045
Share-based compensation	2,565
SIF contribution liabilities	3,153
Change in fair value of SAFE liabilities	2,708
Change in fair value of Convertible Notes	(5,932)
Warrant consideration	520
Other	(241)
Adjustment for prior years	(59)	(140)
Tax rate differences-foreign & domestic	(12)	679
Non-refundable federal income tax credits		(22)
Impact of foreign exchange differentials and other	359	18
Changes in valuation allowance	5,463	14,014
Income tax expense (recovery) (note 17)	$ (74)	$ 5
Tax Jurisdiction of Domicile [Extensible Enumeration]	CANADA	CANADA